Quarterly Holdings Report
for
Fidelity Advisor® Floating Rate High Income Fund
July 31, 2022
AFR-NPRT3-0922
1.819945.117
Bank Loan Obligations - 90.1%
	Principal Amount (a) (000s)	Value ($) (000s)
Aerospace - 0.9%
ADS Tactical, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.750% 7.9116% 3/19/26 (b)(c)(d)	13,734	12,664
Gemini HDPE LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 4.2389% 12/31/27 (b)(c)(d)	4,252	4,139
Jazz Acquisition, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.62% 6/19/26 (b)(c)(d)	2,610	2,451
TransDigm, Inc.:
Tranche E 1LN, term loan 1 month U.S. LIBOR + 2.250% 4.6223% 5/30/25 (b)(c)(d)	23,892	23,188
Tranche F 1LN, term loan 1 month U.S. LIBOR + 2.250% 4.6223% 12/9/25 (b)(c)(d)	26,051	25,261
Tranche G 1LN, term loan 1 month U.S. LIBOR + 2.250% 4.6223% 8/22/24 (b)(c)(d)	41,134	40,255
WP CPP Holdings LLC Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.750% 10.56% 4/30/26 (b)(c)(d)	5,665	4,631
TOTAL AEROSPACE		112,589
Air Transportation - 1.3%
AAdvantage Loyalty IP Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 7.4599% 4/20/28 (b)(c)(d)	26,185	25,759
Air Canada Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4.25% 8/11/28 (b)(c)(d)	22,500	21,624
Dynasty Acquisition Co., Inc.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 5.8723% 4/8/26 (b)(c)(d)	10,451	9,859
Tranche B2 1LN, term loan 1 month U.S. LIBOR + 3.500% 5.8723% 4/4/26 (b)(c)(d)	5,619	5,300
Mileage Plus Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.250% 7.3134% 7/2/27 (b)(c)(d)	27,230	27,429
SkyMiles IP Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.4599% 10/20/27 (b)(c)(d)	20,000	20,185
STG Logistics, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 6.000% 8.2044% 3/24/28 (b)(c)(d)	12,404	11,954
United Airlines, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.533% 4/21/28 (b)(c)(d)	41,045	39,434
WestJet Airlines Ltd. 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.0296% 12/11/26 (b)(c)(d)	7,224	6,316
TOTAL AIR TRANSPORTATION		167,860
Automotive & Auto Parts - 1.9%
Adient U.S. LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 5.6223% 4/8/28 (b)(c)(d)	5,658	5,472
American Trailer World Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 6.177% 3/5/28 (b)(c)(d)	30,429	26,262
Avis Budget Car Rental LLC 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 5.927% 3/16/29 (b)(c)(d)	17,177	16,790
Clarios Global LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 5.6223% 4/30/26 (b)(c)(d)	10,905	10,474
CWGS Group LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 4.5288% 6/3/28 (b)(c)(d)	41,845	36,998
Driven Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 3.5169% 11/17/28 (b)(c)(d)(e)	13,147	12,687
Les Schwab Tire Centers Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 4% 11/2/27 (b)(c)(d)	19,842	19,098
Midas Intermediate Holdco II LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 7.750% 12.5% 12/16/25 (b)(c)(d)	17,864	16,349
PECF USS Intermediate Holding III Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 6.6223% 12/17/28 (b)(c)(d)	26,900	24,546
Power Stop LLC 1LN, term loan 1 month U.S. LIBOR + 4.750% 7.1223% 1/26/29 (b)(c)(d)	20,090	16,172
Rough Country LLC:
2LN, term loan 1 month U.S. LIBOR + 6.500% 8.7504% 7/28/29 (b)(c)(d)	6,095	5,798
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 5.7504% 7/28/28 (b)(c)(d)	15,301	14,508
RVR Dealership Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 5.1678% 2/8/28 (b)(c)(d)	8,380	7,060
Truck Hero, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 5.8723% 1/29/28 (b)(c)(d)	24,665	22,207
TOTAL AUTOMOTIVE & AUTO PARTS		234,421
Banks & Thrifts - 0.8%
Citadel Securities LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 4.9414% 2/27/28 (b)(c)(d)	36,026	35,297
Deerfield Dakota Holding LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 5.2753% 4/9/27 (b)(c)(d)	12,725	12,312
LHS Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 7.177% 2/18/29 (b)(c)(d)	29,491	25,215
Novae LLC:
1LN, term loan CME Term SOFR 1 Month Index + 5.000% 7.7267% 12/22/28 (b)(c)(d)	9,450	8,851
Tranche DD 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 7.7267% 12/22/28 (b)(c)(d)	2,700	2,529
Russell Investments U.S. Institutional Holdco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4.9997% 5/30/25 (b)(c)(d)	3	3
Superannuation & Investments U.S. LLC 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.1223% 12/1/28 (b)(c)(d)	6,547	6,412
Walker & Dunlop, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 4.677% 12/16/28 (b)(c)(d)(e)	6,741	6,606
TOTAL BANKS & THRIFTS		97,225
Broadcasting - 2.1%
AppLovin Corp.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 5.2504% 10/25/28 (b)(c)(d)	14,698	14,257
Tranche B, term loan 1 month U.S. LIBOR + 3.250% 5.5004% 8/15/25 (b)(c)(d)	39,217	38,146
Diamond Sports Group LLC:
1LN, term loan CME Term SOFR 1 Month Index + 8.000% 9.786% 5/25/26 (b)(c)(d)	8,618	8,166
2LN, term loan CME Term SOFR 1 Month Index + 3.250% 5.036% 8/24/26 (b)(c)(d)	71,451	13,984
Dotdash Meredith, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 5.6985% 12/1/28 (b)(c)(d)	42,775	38,604
Entercom Media Corp. Tranche B 2LN, term loan 1 month U.S. LIBOR + 2.500% 4.846% 11/17/24 (b)(c)(d)	10,461	9,231
Gray Television, Inc. Tranche D 1LN, term loan 1 month U.S. LIBOR + 3.000% 4.7131% 12/1/28 (b)(c)(d)	13,795	13,464
Nexstar Broadcasting, Inc. Tranche B, term loan 1 month U.S. LIBOR + 2.500% 4.8723% 9/19/26 (b)(c)(d)	22,959	22,678
Sinclair Television Group, Inc.:
Tranche B 1LN, term loan:
1 month U.S. LIBOR + 2.500% 4.88% 9/30/26 (b)(c)(d)	5,274	4,898
1 month U.S. LIBOR + 3.000% 4.67% 4/1/28 (b)(c)(d)	2,970	2,703
Tranche B4 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 6.177% 4/21/29 (b)(c)(d)	25,800	23,962
Springer Nature Deutschland GmbH Tranche B18 1LN, term loan 1 month U.S. LIBOR + 3.500% 3.75% 8/14/26 (b)(c)(d)	11,742	11,428
Univision Communications, Inc.:
1LN, term loan CME Term SOFR 1 Month Index + 4.250% 6.2543% 6/10/29 (b)(c)(d)	7,900	7,617
Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.250% 4.9161% 3/24/26 (b)(c)(d)	16,164	15,750
1 month U.S. LIBOR + 3.250% 5.6223% 1/31/29 (b)(c)(d)	40,429	38,635
Tranche C 5LN, term loan 3 month U.S. LIBOR + 2.750% 4.4161% 3/15/24 (b)(c)(d)	1,831	1,810
TOTAL BROADCASTING		265,333
Building Materials - 2.7%
Acproducts Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 6.9703% 5/17/28 (b)(c)(d)	29,116	20,654
APi Group DE, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 2.500% 4.8723% 10/1/26 (b)(c)(d)	16,098	15,756
1 month U.S. LIBOR + 2.750% 5.1223% 1/3/29 (b)(c)(d)	12,635	12,357
Beacon Roofing Supply, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 4.6222% 5/19/28 (b)(c)(d)	17,266	16,606
DiversiTech Holdings, Inc.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.0004% 12/22/28 (b)(c)(d)	8,001	7,466
Tranche B-DD 1LN, term loan 1 month U.S. LIBOR + 3.750% 12/22/28 (c)(d)(f)	1,659	1,549
Foley Products Co. LLC 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 6.9544% 12/29/28 (b)(c)(d)	11,885	11,217
Hunter Douglas, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 4.8417% 2/25/29 (b)(c)(d)	82,340	73,241
Ingersoll-Rand Services Co. Tranche B 1LN, term loan 1 month U.S. LIBOR + 1.750% 4.177% 2/28/27 (b)(c)(d)	17,786	17,414
Installed Building Products, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 4.6223% 12/14/28 (b)(c)(d)	8,079	7,966
Oscar AcquisitionCo LLC 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 6.1085% 4/29/29 (b)(c)(d)	34,210	31,024
Smyrna Ready Mix LLC Tranche B 1lN, term loan CME Term SOFR 1 Month Index + 4.250% 6.677% 4/1/29 (b)(c)(d)(e)	15,415	14,798
Specialty Building Products Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 5.9116% 10/15/28 (b)(c)(d)	9,107	8,242
SRS Distribution, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.500% 5.1934% 6/4/28 (b)(c)(d)	41,190	39,182
CME Term SOFR 1 Month Index + 3.500% 6.1767% 6/2/28 (b)(c)(d)	11,497	10,934
Standard Industries, Inc./New Jersey Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 3.7876% 9/22/28 (b)(c)(d)	22,145	21,730
Traverse Midstream Partners Ll Tranche B, term loan CME Term SOFR 1 Month Index + 4.250% 5.9499% 9/27/24 (b)(c)(d)	10,289	10,118
USIC Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 5.1661% 5/7/28 (b)(c)(d)	11,458	10,771
White Capital Buyer LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 6.077% 10/19/27 (b)(c)(d)	9,826	9,369
TOTAL BUILDING MATERIALS		340,394
Cable/Satellite TV - 2.7%
Charter Communication Operating LLC Tranche B2 1LN, term loan 1 month U.S. LIBOR + 1.750% 4.13% 2/1/27 (b)(c)(d)	95,808	92,555
Coral-U.S. Co.-Borrower LLC:
Tranche B, term loan 1 month U.S. LIBOR + 2.250% 4.2491% 1/31/28 (b)(c)(d)	36,425	34,854
Tranche B6 1LN, term loan 1 month U.S. LIBOR + 3.000% 4.9991% 10/15/29 (b)(c)(d)	4,745	4,612
CSC Holdings LLC:
Tranche B 5LN, term loan 1 month U.S. LIBOR + 2.500% 4.4991% 4/15/27 (b)(c)(d)	22,303	21,253
Tranche B3 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.2491% 1/15/26 (b)(c)(d)	26,508	25,407
DIRECTV Financing LLC 1LN, term loan 1 month U.S. LIBOR + 5.000% 7.3723% 8/2/27 (b)(c)(d)	47,488	44,737
LCPR Loan Financing LLC 1LN, term loan 1 month U.S. LIBOR + 3.750% 5.7491% 9/25/28 (b)(c)(d)	7,670	7,469
Neptune Finco Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.2491% 7/17/25 (b)(c)(d)	22,879	22,012
Numericable LLC:
Tranche B 11LN, term loan 3 month U.S. LIBOR + 2.750% 5.5559% 7/31/25 (b)(c)(d)	29,918	27,921
Tranche B 12LN, term loan 3 month U.S. LIBOR + 3.680% 6.1995% 1/31/26 (b)(c)(d)	3,207	3,019
Tranche B 13LN, term loan 3 month U.S. LIBOR + 4.000% 5.4113% 8/14/26 (b)(c)(d)	36,385	34,512
Virgin Media Bristol LLC Tranche N, term loan 1 month U.S. LIBOR + 2.500% 4.4991% 1/31/28 (b)(c)(d)	21,915	21,337
TOTAL CABLE/SATELLITE TV		339,688
Capital Goods - 0.8%
Ali Group North America Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.000% 10/12/28 (c)(d)(g)	18,495	18,083
CPM Holdings, Inc.:
2LN, term loan 3 month U.S. LIBOR + 8.250% 9.9631% 11/15/26 (b)(c)(d)(e)	2,917	2,785
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.2131% 11/15/25 (b)(c)(d)	7,563	7,211
Doosan Bobcat Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 4.6544% 4/20/29 (b)(c)(d)	9,461	9,158
Griffon Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 5.1074% 1/24/29 (b)(c)(d)	25,796	25,071
Harsco Corp. Tranche B3 1LN, term loan 1 month U.S. LIBOR + 2.250% 3.9375% 3/10/28 (b)(c)(d)	5,940	5,465
MHI Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 7.3723% 9/20/26 (b)(c)(d)	3,115	3,021
Resideo Funding, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 3.7955% 2/12/28 (b)(c)(d)	7,900	7,689
SRAM LLC. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 5.1697% 5/12/28 (b)(c)(d)	8,861	8,500
TNT Crane & Rigging LLC 2LN, term loan 3 month U.S. LIBOR + 8.750% 11.0271% 4/16/25 (b)(c)(d)(e)	4,055	3,862
Vertical U.S. Newco, Inc. Tranche B 1LN, term loan 6 month U.S. LIBOR + 3.500% 4.0187% 7/31/27 (b)(c)(d)	9,494	9,155
TOTAL CAPITAL GOODS		100,000
Chemicals - 3.2%
Alpha 3 BV Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 4.1661% 3/18/28 (b)(c)(d)	5,940	5,873
ARC Falcon I, Inc.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.1223% 9/30/28 (b)(c)(d)	18,967	17,675
Tranche B 2LN, term loan 1 month U.S. LIBOR + 7.000% 9.3723% 9/22/29 (b)(c)(d)(e)	3,385	3,224
Tranche DD 1LN, term loan 1 month U.S. LIBOR + 3.750% 9/30/28 (c)(d)(f)	2,783	2,593
Aruba Investment Holdings LLC:
2LN, term loan 1 month U.S. LIBOR + 7.750% 10.009% 11/24/28 (b)(c)(d)	12,310	11,387
Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 6.259% 11/24/27 (b)(c)(d)	14,615	13,555
Avient Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7/27/29 (c)(d)(g)	8,430	8,219
Bakelite U.S. Holding Ltd. 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 6.1632% 5/27/29 (b)(c)(d)(e)	15,500	14,338
Cimpress U.S.A., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 5.8723% 5/17/28 (b)(c)(d)	2,607	2,385
Consolidated Energy Finance SA:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4.0287% 5/7/25 (b)(c)(d)(e)	11,662	11,283
Tranche B, term loan 3 month U.S. LIBOR + 2.500% 5.2929% 5/7/25 (b)(c)(d)	10,842	10,368
Element Solutions, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.000% 3.6661% 1/31/26 (b)(c)(d)	13,128	13,000
Groupe Solmax, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 7.0004% 5/27/28 (b)(c)(d)	18,542	15,792
Herens U.S. Holdco Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 6.2504% 7/3/28 (b)(c)(d)	13,584	11,757
Hexion Holdings Corp. 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 5.9241% 3/15/29 (b)(c)(d)	40,550	36,005
Hexion, Inc. 2LN, term loan CME Term SOFR 1 Month Index + 7.000% 9.6385% 2/9/30 (b)(c)(d)(e)	8,290	7,129
ICP Group Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.0004% 12/29/27 (b)(c)(d)	8,734	7,564
INEOS U.S. Finance LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 5.0925% 11/4/28 (b)(c)(d)	8,696	8,367
INEOS U.S. Petrochem LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 5.1223% 1/20/26 (b)(c)(d)	29,760	28,188
Kraton Polymers U.S. LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 5.1088% 3/15/29 (b)(c)(d)	15,297	14,957
LSF11 Skyscraper HoldCo SARL Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 5.7504% 9/30/27 (b)(c)(d)(e)	11,653	11,362
Manchester Acquisition Sub LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.750% 7.2995% 12/1/26 (b)(c)(d)	18,311	16,480
Messer Industries U.S.A., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.7504% 3/1/26 (b)(c)(d)	11,703	11,331
Olympus Water U.S. Holding Corp. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.750% 6.0625% 11/9/28 (b)(c)(d)	21,751	20,548
CME Term SOFR 1 Month Index + 4.500% 6.6544% 11/9/28 (b)(c)(d)	12,514	12,102
Oxea Corp. Tranche B2, term loan 3 month U.S. LIBOR + 3.250% 5.0625% 10/11/24 (b)(c)(d)	17,093	16,281
Starfruit U.S. Holdco LLC Tranche B, term loan 1 month U.S. LIBOR + 3.000% 5.2504% 10/1/25 (b)(c)(d)	31,321	30,319
The Chemours Co. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 4.13% 4/3/25 (b)(c)(d)	11,146	10,612
Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc. Tranche B2 1LN, term loan 1 month U.S. LIBOR + 2.500% 4.8723% 5/3/28 (b)(c)(d)	15,008	14,084
Valcour Packaging LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 5.2199% 10/4/28 (b)(c)(d)(e)	3,546	3,324
W.R. Grace Holding LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.0625% 9/22/28 (b)(c)(d)	17,626	16,899
TOTAL CHEMICALS		407,001
Consumer Products - 2.5%
19Th Holdings Golf LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 5.0779% 2/7/29 (b)(c)(d)(e)	27,380	25,463
BCPE Empire Holdings, Inc.:
1LN, term loan:
CME Term SOFR 1 Month Index + 4.000% 6.3723% 6/11/26 (b)(c)(d)	9,731	9,196
CME Term SOFR 1 Month Index + 4.620% 7.052% 6/11/26 (b)(c)(d)	3,990	3,838
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 6.3723% 6/11/26 (b)(c)(d)	14,919	14,080
Bombardier Recreational Products, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.000% 4.3723% 5/23/27 (b)(c)(d)	12,513	11,769
CNT Holdings I Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 5.3721% 11/8/27 (b)(c)(d)	21,216	20,507
Conair Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.0004% 5/17/28 (b)(c)(d)	16,580	14,024
Diamond BC BV Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 5.5548% 9/29/28 (b)(c)(d)	16,796	15,998
Energizer Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 4.5% 12/16/27 (b)(c)(d)	8,865	8,488
Gloves Buyer, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 6.3758% 1/6/28 (b)(c)(d)	1,546	1,438
Knowlton Development Corp., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.1223% 12/21/25 (b)(c)(d)	18,615	17,387
Kronos Acquisition Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.1223% 12/22/26 (b)(c)(d)	28,311	26,435
Mattress Firm, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 5.64% 9/24/28 (b)(c)(d)	24,549	20,790
Michaels Companies, Inc. 1LN, term loan 1 month U.S. LIBOR + 4.250% 6.5004% 4/15/28 (b)(c)(d)	46,700	39,018
Petco Health & Wellness Co., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 5.5004% 3/4/28 (b)(c)(d)	14,813	14,310
Rodan & Fields LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.9991% 6/16/25 (b)(c)(d)	15,738	8,708
Runner Buyer, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.500% 7.0749% 10/20/28 (b)(c)(d)	12,829	9,574
Sweetwater Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 6.625% 8/5/28 (b)(c)(d)(e)	19,112	17,058
TGP Holdings III LLC:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 4.9161% 6/29/28 (b)(c)(d)	9,252	7,443
Tranche DD 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.8431% 6/29/28 (b)(c)(d)(f)	1,220	981
TKC Holdings, Inc. 1LN, term loan 1 month U.S. LIBOR + 5.500% 7% 5/3/28 (b)(c)(d)	13,820	12,576
Woof Holdings LLC:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 5.8134% 12/21/27 (b)(c)(d)(e)	15,633	15,125
Tranche B 2LN, term loan 1 month U.S. LIBOR + 7.250% 9.3134% 12/21/28 (b)(c)(d)(e)	2,135	2,007
TOTAL CONSUMER PRODUCTS		316,213
Containers - 1.7%
AOT Packaging Products AcquisitionCo LLC 1LN, term loan 1 month U.S. LIBOR + 3.250% 5.6223% 3/3/28 (b)(c)(d)	24,552	23,224
Berlin Packaging, LLC Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.250% 5.0179% 3/11/28 (b)(c)(d)	21,232	20,037
1 month U.S. LIBOR + 3.750% 5.5013% 3/11/28 (b)(c)(d)	12,962	12,325
Berry Global, Inc. Tranche Z 1LN, term loan 1 month U.S. LIBOR + 1.750% 4.1776% 7/1/26 (b)(c)(d)	32,835	32,247
BWAY Holding Co. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.0367% 4/3/24 (b)(c)(d)	4,914	4,692
Canister International Group, Inc. 1LN, term loan 1 month U.S. LIBOR + 4.750% 7.1223% 12/21/26 (b)(c)(d)	5,865	5,611
Charter NEX U.S., Inc. 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.5559% 12/1/27 (b)(c)(d)	11,869	11,382
Graham Packaging Co., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 5.3723% 8/4/27 (b)(c)(d)	18,623	17,922
Kloeckner Pentaplast of America, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 5.5544% 2/9/26 (b)(c)(d)	8,912	7,843
Pregis TopCo Corp. 1LN, term loan:
1 month U.S. LIBOR + 4.000% 6.8048% 7/31/26 (b)(c)(d)	9,750	9,323
1 month U.S. LIBOR + 4.000% 6.8048% 8/1/26 (b)(c)(d)	1,985	1,901
Proampac PG Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 5.33% 11/18/25 (b)(c)(d)	4,970	4,723
Reynolds Consumer Products LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 1.750% 4.1223% 1/30/27 (b)(c)(d)	18,594	18,135
Reynolds Group Holdings, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.250% 5.6223% 2/5/26 (b)(c)(d)	17,730	17,161
1 month U.S. LIBOR + 3.500% 5.8723% 9/24/28 (b)(c)(d)	10,635	10,280
Ring Container Technologies Group LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.1223% 8/12/28 (b)(c)(d)	14,238	13,749
TOTAL CONTAINERS		210,555
Diversified Financial Services - 2.0%
ACNR Holdings, Inc. term loan 18.259% 9/16/25 (b)(d)(e)	7,849	7,868
AlixPartners LLP Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 5.1223% 2/4/28 (b)(c)(d)	14,704	14,359
AVSC Holding Corp.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.1107% 3/1/25 (b)(c)(d)	15,643	13,336
Tranche B2 1LN, term loan 3 month U.S. LIBOR + 5.500% 7.1107% 10/15/26 (b)(c)(d)	6,156	5,310
BCP Renaissance Parent LLC Tranche B3 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 5.5544% 10/31/26 (b)(c)(d)	7,596	7,384
Broadstreet Partners, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 5.6223% 1/27/27 (b)(c)(d)	6,595	6,315
Eagle 4 Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 5.8723% 7/12/28 (b)(c)(d)	6,824	6,585
Finco I LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 4.8723% 6/27/25 (b)(c)(d)	1,838	1,817
Fly Funding II SARL Tranche B 1LN, term loan 1 month U.S. LIBOR + 1.750% 3.13% 8/9/25 (b)(c)(d)	17,082	15,887
Focus Financial Partners LLC:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 4.8723% 6/24/28 (b)(c)(d)	14,089	13,721
Tranche B3 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 4.3723% 7/3/24 (b)(c)(d)	7,555	7,389
GT Polaris, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.5559% 9/24/27 (b)(c)(d)	8,757	8,304
HarbourVest Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.762% 3/1/25 (b)(c)(d)	18,415	17,908
Hightower Holding LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 6.7317% 4/21/28 (b)(c)(d)	13,417	12,643
KREF Holdings X LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 5.375% 9/1/27 (b)(c)(d)(e)	5,657	5,487
Nexus Buyer LLC:
2LN, term loan 1 month U.S. LIBOR + 6.250% 8.1221% 11/5/29 (b)(c)(d)	14,420	13,543
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.1223% 11/8/26 (b)(c)(d)	15,068	14,529
Recess Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.7978% 9/29/24 (b)(c)(d)	5,472	5,281
TransUnion LLC:
Tranche B5 1LN, term loan 1 month U.S. LIBOR + 1.750% 4.1223% 11/16/26 (b)(c)(d)	23,308	22,472
Tranche B6 1LN, term loan 1 month U.S. LIBOR + 2.250% 4.6223% 12/1/28 (b)(c)(d)	17,319	16,876
UFC Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 3.5% 4/29/26 (b)(c)(d)	10,037	9,694
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 6.7523% 2/9/27 (b)(c)(d)	23,115	22,162
TOTAL DIVERSIFIED FINANCIAL SERVICES		248,870
Diversified Media - 1.0%
Advantage Sales & Marketing, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 6.1661% 10/28/27 (b)(c)(d)	31,465	29,577
Allen Media LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.500% 7.7044% 2/10/27 (b)(c)(d)	40,861	35,712
Terrier Media Buyer, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 5.8723% 12/17/26 (b)(c)(d)	70,339	65,890
TOTAL DIVERSIFIED MEDIA		131,179
Energy - 2.9%
Aip Rd Buyer Corp. 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 6.577% 12/22/28 (b)(c)(d)	9,282	8,980
Apro LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 5.38% 11/14/26 (b)(c)(d)	14,921	14,324
Array Technologies, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 4.7549% 10/14/27 (b)(c)(d)	30,299	28,380
Brazos Delaware II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.1616% 5/21/25 (b)(c)(d)	2,321	2,263
BW Gas & Convenience Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 5.8723% 3/17/28 (b)(c)(d)(e)	7,405	7,090
Citgo Holding, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 7.000% 9.3723% 8/1/23 (b)(c)(d)	14,914	14,734
Citgo Petroleum Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 6.250% 8.6223% 3/28/24 (b)(c)(d)	24,782	24,522
CQP Holdco LP / BIP-V Chinook Holdco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.0004% 6/4/28 (b)(c)(d)	73,848	71,561
EG America LLC Tranche B 1LN, term loan:
1 month U.S. LIBOR + 4.250% 6.5004% 3/10/26 (b)(c)(d)	10,324	9,772
3 month U.S. LIBOR + 4.000% 6.2504% 2/6/25 (b)(c)(d)	26,341	24,906
EG Finco Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.2504% 2/6/25 (b)(c)(d)	4,787	4,526
Epic Crude Services LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 7.08% 3/1/26 (b)(c)(d)	13,890	11,693
Esdec Solar Group BV Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.000% 6.4997% 8/27/28 (b)(c)(d)(e)	16,849	15,669
GIP II Blue Holding LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 6.7504% 9/29/28 (b)(c)(d)	40,653	39,569
GIP III Stetson I LP Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.9161% 7/18/25 (b)(c)(d)	30,284	28,429
Granite Acquisition, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 5.0004% 3/25/28 (b)(c)(d)	14,499	14,046
ITT Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 5.1223% 7/30/28 (b)(c)(d)	18,840	17,898
Natgasoline LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.875% 11/14/25 (b)(c)(d)(e)	11,694	11,226
Rockwood Service Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 6.6223% 1/23/27 (b)(c)(d)	2,694	2,627
WaterBridge Operating LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.750% 9.1274% 6/21/26 (b)(c)(d)	6,935	6,672
TOTAL ENERGY		358,887
Entertainment/Film - 0.3%
AP Core Holdings II LLC:
Tranche B1 1LN, term loan 1 month U.S. LIBOR + 5.500% 7.1661% 9/1/27 (b)(c)(d)	16,447	15,493
Tranche B2 1LN, term loan 1 month U.S. LIBOR + 5.500% 7.1661% 9/1/27 (b)(c)(d)	23,845	22,459
TOTAL ENTERTAINMENT/FILM		37,952
Environmental - 0.8%
Clean Harbors, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.000% 4.3723% 10/8/28 (b)(c)(d)	13,592	13,464
Covanta Holding Corp.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 4.1661% 11/30/28 (b)(c)(d)	15,521	15,152
Tranche C 1LN, term loan 1 month U.S. LIBOR + 2.500% 4.1661% 11/30/28 (b)(c)(d)	1,166	1,138
Madison IAQ LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 4.5244% 6/21/28 (b)(c)(d)	35,099	33,319
The Brickman Group, Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 5.577% 4/14/29 (b)(c)(d)	18,787	18,271
TRC Companies, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.0004% 11/17/28 (b)(c)(d)	14,499	13,520
WTG Holdings III Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 4.875% 4/1/28 (b)(c)(d)	4,732	4,614
TOTAL ENVIRONMENTAL		99,478
Food & Drug Retail - 1.0%
8th Avenue Food & Provisions, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 6.4161% 10/1/25 (b)(c)(d)	4,600	3,952
Cardenas Merger Sub LLC 1LN, term loan CME Term SOFR 1 Month Index + 6.750% 7/20/29 (c)(d)(g)	10,255	9,729
Froneri U.S., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 4.6223% 1/29/27 (b)(c)(d)	21,991	21,060
GOBP Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 5.1223% 10/22/25 (b)(c)(d)	2,569	2,507
JBS U.S.A. Lux SA Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.000% 2.8044% 5/1/26 (b)(c)(d)	27,968	27,416
JP Intermediate B LLC Tranche B, term loan 3 month U.S. LIBOR + 5.500% 8.3059% 11/20/25 (b)(c)(d)	21,374	17,160
PetIQ, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 6.2144% 4/13/28 (b)(c)(d)(e)	19,327	17,587
Primary Products Finance LLC 1LN, term loan 1 month U.S. LIBOR + 4.000% 6.2274% 4/1/29 (b)(c)(d)	21,055	20,506
TOTAL FOOD & DRUG RETAIL		119,917
Food/Beverage/Tobacco - 1.2%
8th Avenue Food & Provisions, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.750% 9.4161% 10/1/26 (b)(c)(d)	2,240	1,855
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.4161% 10/1/25 (b)(c)(d)	4,422	3,781
Bengal Debt Merger Sub LLC:
1LN, term loan CME TERM SOFR 3 MONTH INDEX + 3.250% 5.4051% 1/24/29 (b)(c)(d)	36,235	34,541
2LN, term loan CME Term SOFR 1 Month Index + 6.000% 8.1544% 1/24/30 (b)(c)(d)	8,175	7,412
Chobani LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 5.8723% 10/23/27 (b)(c)(d)	16,707	15,559
Del Monte Foods, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 6.451% 5/16/29 (b)(c)(d)	36,975	35,496
Shearer's Foods, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 5.8723% 9/23/27 (b)(c)(d)	13,994	12,902
Triton Water Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 5.7504% 3/31/28 (b)(c)(d)	40,184	35,538
U.S. Foods, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.000% 3.5749% 9/13/26 (b)(c)(d)	10,541	10,241
TOTAL FOOD/BEVERAGE/TOBACCO		157,325
Gaming - 4.7%
Aristocrat Technologies, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 4.4044% 5/24/29 (b)(c)(d)	9,480	9,338
Bally's Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 5.0476% 10/1/28 (b)(c)(d)	45,755	43,307
Caesars Resort Collection LLC:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 5.8723% 7/20/25 (b)(c)(d)	42,587	41,662
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.1223% 12/22/24 (b)(c)(d)	129,065	125,999
Churchill Downs, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.000% 4.38% 3/17/28 (b)(c)(d)	8,542	8,200
Cypress Intermediate Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.5004% 9/21/28 (b)(c)(d)	5,056	4,901
Fertitta Entertainment LLC NV Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 6.327% 1/27/29 (b)(c)(d)	133,737	127,268
Golden Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.3% 10/20/24 (b)(c)(d)	41,867	41,134
GVC Holdings Gibraltar Ltd. Tranche B4 1LN, term loan 1 month U.S. LIBOR + 2.250% 3.7427% 3/16/27 (b)(c)(d)	13,019	12,574
J&J Ventures Gaming LLC 1LN, term loan 1 month U.S. LIBOR + 4.000% 6.2504% 4/26/28 (b)(c)(d)	12,347	11,745
PCI Gaming Authority 1LN, term loan 1 month U.S. LIBOR + 2.500% 4.8723% 5/29/26 (b)(c)(d)	7,534	7,314
Penn National Gaming, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 5.177% 5/3/29 (b)(c)(d)	10,320	10,078
Playtika Holding Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 5.1223% 3/11/28 (b)(c)(d)	10,396	10,099
Scientific Games Corp. 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 5.0439% 4/7/29 (b)(c)(d)	32,425	31,655
Scientific Games Holdings LP term loan CME Term SOFR 1 Month Index + 3.500% 5.6165% 4/4/29 (b)(c)(d)	32,225	30,735
Stars Group Holdings BV Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 4.5004% 7/16/26 (b)(c)(d)	40,261	39,448
Station Casinos LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 4.63% 2/7/27 (b)(c)(d)	37,653	36,603
TOTAL GAMING		592,060
Healthcare - 5.6%
Accelerated Health Systems LLC Tranche B1 LN, term loan CME Term SOFR 1 Month Index + 4.250% 5.1596% 2/2/29 (b)(c)(d)	16,800	15,913
AHP Health Partners, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 5.8723% 8/23/28 (b)(c)(d)	13,031	12,278
Avantor Funding, Inc. Tranche B5 1LN, term loan 1 month U.S. LIBOR + 2.250% 4.6223% 11/6/27 (b)(c)(d)	24,248	23,749
Confluent Health LLC:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 6.3723% 11/30/28 (b)(c)(d)	10,832	10,128
Tranche DD 1LN, term loan 1 month U.S. LIBOR + 4.000% 4.4626% 11/30/28 (b)(c)(d)(f)	2,335	2,184
Curia Global, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.9889% 8/30/26 (b)(c)(d)	5,158	4,973
Da Vinci Purchaser Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 6.0306% 12/13/26 (b)(c)(d)	36,564	35,589
Elanco Animal Health, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 1.750% 3.4631% 8/1/27 (b)(c)(d)	46,400	44,812
Electron BidCo, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 5.3723% 11/1/28 (b)(c)(d)	12,160	11,751
Embecta Corp. Tranche B 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 3.000% 5.0544% 3/31/29 (b)(c)(d)	21,104	20,519
Gainwell Acquisition Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 6.2504% 10/1/27 (b)(c)(d)	64,176	62,143
HAH Group Holding Co. LLC:
1LN, term loan 1 month U.S. LIBOR + 5.000% 7.21% 10/29/27 (b)(c)(d)	2,992	2,813
Tranche DD 1LN, term loan 1 month U.S. LIBOR + 5.000% 7.21% 10/29/27 (b)(c)(d)	379	356
Horizon Pharma U.S.A., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 1.750% 4.0625% 3/15/28 (b)(c)(d)	26,730	26,162
ICU Medical, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 4.4544% 1/6/29 (b)(c)(d)	13,426	12,970
Insulet Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 5.6223% 5/4/28 (b)(c)(d)	30,168	29,464
Jazz Financing Lux SARL Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 5.8723% 5/5/28 (b)(c)(d)	38,303	37,362
Mamba Purchaser, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 5.6616% 10/14/28 (b)(c)(d)	7,347	7,028
Maravai Intermediate Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 5.5532% 10/19/27 (b)(c)(d)	14,755	14,451
MED ParentCo LP:
1LN, term loan 1 month U.S. LIBOR + 4.250% 6.6223% 8/31/26 (b)(c)(d)	12,269	10,816
2LN, term loan 1 month U.S. LIBOR + 8.250% 10.6223% 8/30/27 (b)(c)(d)	2,151	1,939
Mozart Borrower LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 5.6223% 10/23/28 (b)(c)(d)	39,651	37,804
National Mentor Holdings, Inc.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 5.7468% 3/2/28 (b)(c)(d)	13,536	11,443
Tranche C 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.01% 3/2/28 (b)(c)(d)	225	190
Organon & Co. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 4.625% 6/2/28 (b)(c)(d)	46,542	45,669
Owens & Minor, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 6.177% 3/29/29 (b)(c)(d)	10,678	10,625
Packaging Coordinators Midco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.0004% 11/30/27 (b)(c)(d)	21,296	20,455
Pathway Vet Alliance LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.0004% 3/31/27 (b)(c)(d)	30,136	28,366
Perrigo Investments LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 4.1985% 4/20/29 (b)(c)(d)	16,870	16,575
Phoenix Newco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 4.9161% 11/15/28 (b)(c)(d)	51,666	50,229
PRA Health Sciences, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 4.5625% 7/3/28 (b)(c)(d)	17,871	17,526
Project Ruby Ultimate Parent Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 5.6223% 3/10/28 (b)(c)(d)	9,120	8,698
RadNet Management, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 5.3077% 4/23/28 (b)(c)(d)	2,521	2,442
Sharp Midco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 6.2504% 12/31/28 (b)(c)(d)(e)	6,912	6,601
Surgery Center Holdings, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.750% 5.63% 8/31/26 (b)(c)(d)	16,783	16,090
U.S. Anesthesia Partners, Inc.:
2LN, term loan 1 month U.S. LIBOR + 7.500% 9.2131% 10/1/29 (b)(c)(d)	2,820	2,665
Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 5.9631% 10/1/28 (b)(c)(d)	20,460	19,133
U.S. Radiology Specialists, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.250% 7.5625% 12/15/27 (b)(c)(d)	14,957	14,000
Upstream Newco, Inc. 1LN, term loan 1 month U.S. LIBOR + 4.250% 6.6914% 11/20/26 (b)(c)(d)	8,007	7,447
TOTAL HEALTHCARE		703,358
Homebuilders/Real Estate - 0.7%
DTZ U.S. Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 5.1223% 8/21/25 (b)(c)(d)	41,606	40,217
Fluidra Finco SL Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 4.427% 1/27/29 (b)(c)(d)	19,681	19,017
Lightstone Holdco LLC:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.750% 7.0241% 1/30/27 (b)(c)(d)	15,404	13,660
Tranche C 1LN, term loan CME Term SOFR 1 Month Index + 5.750% 7.0241% 1/30/27 (b)(c)(d)	871	773
Ryan Specialty Group LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 5.427% 9/1/27 (b)(c)(d)	19,003	18,448
TOTAL HOMEBUILDERS/REAL ESTATE		92,115
Hotels - 2.3%
Aimbridge Acquisition Co., Inc.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 6.906% 2/1/26 (b)(c)(d)	3,297	2,903
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.1223% 2/1/26 (b)(c)(d)	3,688	3,203
ASP LS Acquisition Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 7.3769% 4/30/28 (b)(c)(d)	12,684	10,629
BRE/Everbright M6 Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.000% 7.346% 9/9/26 (b)(c)(d)	10,908	10,571
Carnival Finance LLC Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.000% 5.8769% 6/30/25 (b)(c)(d)	32,939	31,304
1 month U.S. LIBOR + 3.250% 6.1269% 10/18/28 (b)(c)(d)	25,547	23,663
Four Seasons Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.3723% 11/30/23 (b)(c)(d)	33,607	33,329
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 5.3723% 8/2/28 (b)(c)(d)	70,836	69,331
Hilton Worldwide Finance LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 1.750% 3.9636% 6/21/26 (b)(c)(d)	21,135	20,781
Marriott Ownership Resorts, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 1.750% 4.1223% 8/31/25 (b)(c)(d)	27,581	26,616
Oravel Stays Singapore Pte Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 8.250% 10.44% 6/23/26 (b)(c)(d)	7,875	6,747
Travelport Finance Luxembourg SARL 1LN, term loan:
1 month U.S. LIBOR + 3.750% 11.0004% 2/28/25 (b)(c)(d)	18,437	17,891
3 month U.S. LIBOR + 6.750% 9.0004% 5/30/26 (b)(c)(d)	23,324	17,938
Wyndham Hotels & Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.1223% 5/30/25 (b)(c)(d)	20,878	20,570
TOTAL HOTELS		295,476
Insurance - 4.5%
Acrisure LLC:
Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.500% 5.8723% 2/13/27 (b)(c)(d)	55,212	52,402
1 month U.S. LIBOR + 4.250% 6.6223% 2/15/27 (b)(c)(d)	12,816	12,367
Tranche B-2 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.1223% 2/15/27 (b)(c)(d)	11,910	11,374
Alliant Holdings Intermediate LLC:
Tranche B, term loan 1 month U.S. LIBOR + 3.250% 5.6223% 5/10/25 (b)(c)(d)	21,355	20,621
Tranche B-2 1LN, term loan 1 month U.S. LIBOR + 3.250% 5.6223% 5/9/25 (b)(c)(d)	2,425	2,341
Tranche B3 1LN, term loan 1 month U.S. LIBOR + 3.500% 5.656% 11/12/27 (b)(c)(d)	34,831	33,585
AmeriLife Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 5.6661% 3/18/27 (b)(c)(d)	2,776	2,730
AmWINS Group, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 4.6223% 2/19/28 (b)(c)(d)	24,286	23,494
AssuredPartners, Inc.:
1 LN, term loan CME Term SOFR 1 Month Index + 3.500% 5.827% 2/13/27 (b)(c)(d)	12,309	11,694
Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.500% 5.8723% 2/13/27 (b)(c)(d)	747	710
1 month U.S. LIBOR + 3.500% 5.8723% 2/13/27 (b)(c)(d)	24,180	22,971
Asurion LLC:
Tranche B 6LN, term loan 1 month U.S. LIBOR + 3.120% 5.4973% 11/3/23 (b)(c)(d)	24,581	24,129
Tranche B 7LN, term loan 1 month U.S. LIBOR + 3.000% 5.3723% 11/3/24 (b)(c)(d)	18,703	18,017
Tranche B3 2LN, term loan 1 month U.S. LIBOR + 5.250% 7.6223% 1/31/28 (b)(c)(d)	54,643	46,719
Tranche B4 2LN, term loan 1 month U.S. LIBOR + 5.250% 7.6223% 1/20/29 (b)(c)(d)	57,985	49,519
Tranche B8 1LN, term loan 1 month U.S. LIBOR + 3.250% 5.6223% 12/23/26 (b)(c)(d)	33,321	31,252
Tranche B9 1LN, term loan 1 month U.S. LIBOR + 3.250% 5.6223% 7/31/27 (b)(c)(d)	33,124	31,087
HUB International Ltd.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 5.9812% 4/25/25 (b)(c)(d)	54,441	53,182
Tranche B, term loan 1 month U.S. LIBOR + 3.000% 5.7657% 4/25/25 (b)(c)(d)	65,218	63,487
USI, Inc.:
1LN, term loan 1 month U.S. LIBOR + 3.250% 5.5004% 12/2/26 (b)(c)(d)	6,176	6,003
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.2504% 5/16/24 (b)(c)(d)	43,337	42,537
TOTAL INSURANCE		560,221
Leisure - 2.7%
Alterra Mountain Co. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 5.8723% 8/17/28 (b)(c)(d)	19,415	18,703
Arcis Golf LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 6.6223% 11/24/28 (b)(c)(d)	7,416	7,305
Callaway Golf Co. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.8723% 1/4/26 (b)(c)(d)	9,955	9,868
City Football Group Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 5.6616% 7/21/28 (b)(c)(d)	54,425	51,432
Crown Finance U.S., Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 2.500% 3.9997% 2/28/25 (b)(c)(d)	26,272	16,746
1 month U.S. LIBOR + 2.750% 4.2497% 9/30/26 (b)(c)(d)	1,462	886
1 month U.S. LIBOR + 8.250% 10.0763% 5/23/24 (b)(c)(d)	2,550	2,659
15.25% 5/23/24 (d)	4,236	4,666
Delta 2 SARL Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.8723% 2/1/24 (b)(c)(d)	70,568	69,712
Equinox Holdings, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 9.2504% 9/8/24 (b)(c)(d)	7,325	4,889
Tranche B-1, term loan 3 month U.S. LIBOR + 3.000% 5.2504% 3/8/24 (b)(c)(d)	29,301	20,862
Hayward Industries, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 4.8723% 5/28/28 (b)(c)(d)	16,089	15,325
Herschend Entertainment Co. LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.13% 8/27/28 (b)(c)(d)	6,655	6,505
Lids Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 7.326% 12/14/26 (b)(c)(d)(e)	26,217	25,693
MajorDrive Holdings IV LLC 1LN, term loan 1 month U.S. LIBOR + 4.000% 5.625% 5/12/28 (b)(c)(d)	15,756	14,417
SeaWorld Parks & Entertainment, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 5.375% 8/25/28 (b)(c)(d)	19,230	18,288
Seminole Tribe of Florida Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.1223% 7/6/24 (b)(c)(d)	2,522	2,518
SP PF Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.8723% 12/21/25 (b)(c)(d)	15,843	13,182
United PF Holdings LLC:
1LN, term loan 1 month U.S. LIBOR + 4.000% 6.2504% 12/30/26 (b)(c)(d)	34,987	31,080
2LN, term loan 3 month U.S. LIBOR + 8.500% 10.7504% 12/30/27 (b)(c)(d)	3,500	3,325
Tranche B 1LN, term loan 1 month U.S. LIBOR + 8.500% 10.7504% 12/30/26 (b)(c)(d)(e)	3,576	3,415
TOTAL LEISURE		341,476
Paper - 0.8%
Ahlstrom-Munksjo OYJ 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.0004% 2/4/28 (b)(c)(d)	10,982	10,286
Clydesdale Acquisition Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.170% 6.602% 4/13/29 (b)(c)(d)	89,450	85,760
Journey Personal Care Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 6.5004% 3/1/28 (b)(c)(d)	15,063	10,845
TOTAL PAPER		106,891
Publishing/Printing - 0.6%
Cengage Learning, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 7.8144% 7/14/26 (b)(c)(d)	11,608	10,617
Harland Clarke Holdings Corp.:
1LN, term loan 1 month U.S. LIBOR + 7.750% 10.0004% 6/16/26 (b)(c)(d)	15,506	11,785
Tranche B 7LN, term loan 3 month U.S. LIBOR + 4.750% 7.0004% 11/3/23 (b)(c)(d)	1,864	1,455
Learning Care Group (U.S.) No 2, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 8.500% 10.6399% 3/13/25 (b)(c)(d)(e)	8,898	8,720
3 month U.S. LIBOR + 3.250% 5.6729% 3/13/25 (b)(c)(d)	6,199	5,869
MJH Healthcare Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 5.701% 1/28/29 (b)(c)(d)	14,818	14,077
Recorded Books, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 6.0033% 8/29/25 (b)(c)(d)	3,890	3,781
RLG Holdings LLC:
2LN, term loan 1 month U.S. LIBOR + 7.500% 9.8723% 7/2/29 (b)(c)(d)	2,290	2,183
Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 6.6223% 7/8/28 (b)(c)(d)	9,114	8,674
Scripps (E.W.) Co. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 5.1223% 1/7/28 (b)(c)(d)	8,768	8,542
TOTAL PUBLISHING/PRINTING		75,703
Railroad - 1.0%
AIT Worldwide Logistics Holdings, Inc. 1LN, term loan 1 month U.S. LIBOR + 4.750% 7.0429% 4/6/28 (b)(c)(d)	15,726	14,193
Echo Global Logistics, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.500% 5.8723% 11/23/28 (b)(c)(d)	14,414	13,447
Einstein Merger Sub, Inc. 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.8059% 11/23/29 (b)(c)(d)(e)	8,145	8,104
First Student Bidco, Inc.:
Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.000% 5.2316% 7/21/28 (b)(c)(d)	14,088	13,051
CME Term SOFR 1 Month Index + 4.000% 6.1544% 7/21/28 (b)(c)(d)	11,815	10,958
Tranche C 1LN, term loan:
1 month U.S. LIBOR + 3.000% 5.2316% 7/21/28 (b)(c)(d)	5,226	4,842
CME Term SOFR 1 Month Index + 4.000% 6.1544% 7/21/28 (b)(c)(d)	820	761
Genesee & Wyoming, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.2504% 12/30/26 (b)(c)(d)	20,387	19,987
Worldwide Express, Inc.:
1LN, term loan 1 month U.S. LIBOR + 4.000% 6.2504% 7/22/28 (b)(c)(d)	34,201	31,587
Tranche B 2LN, term loan 1 month U.S. LIBOR + 7.000% 9.2504% 7/22/29 (b)(c)(d)	4,920	4,385
TOTAL RAILROAD		121,315
Restaurants - 0.9%
Burger King Worldwide, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 1.750% 4.1223% 11/19/26 (b)(c)(d)	11,551	11,186
Dave & Buster's, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 7.427% 6/29/29 (b)(c)(d)	12,340	12,042
Flynn Restaurant Group LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 6.6223% 11/22/28 (b)(c)(d)	11,030	10,253
KFC Holding Co. Tranche B 1LN, term loan 1 month U.S. LIBOR + 1.750% 3.906% 3/15/28 (b)(c)(d)	13,826	13,705
Pacific Bells LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 6.8161% 10/20/28 (b)(c)(d)	11,421	10,850
PFC Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 7.8249% 3/1/26 (b)(c)(d)	12,603	11,175
Restaurant Technologies, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 6.3044% 4/1/29 (b)(c)(d)	5,985	5,826
Whatabrands LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 5.596% 7/21/28 (b)(c)(d)	43,154	41,012
TOTAL RESTAURANTS		116,049
Services - 8.3%
ABG Intermediate Holdings 2 LLC:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 5.6223% 9/27/24 (b)(c)(d)	14,401	14,126
Tranche B 2LN, term loan CME Term SOFR 1 Month Index + 6.000% 8.427% 12/20/29 (b)(c)(d)	12,280	11,175
Tranche B1 LN, term loan CME Term SOFR 1 Month Index + 3.500% 5.927% 12/21/28 (b)(c)(d)	53,800	51,783
Adtalem Global Education, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 6.1616% 8/12/28 (b)(c)(d)	12,586	12,319
AEA International Holdings Luxembourg SARL Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.0625% 9/7/28 (b)(c)(d)(e)	9,512	9,227
All-Star Bidco AB:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 5.5979% 11/16/28 (b)(c)(d)	6,542	6,324
Tranche B1 1LN, term loan 1 month U.S. LIBOR + 3.500% 5.0979% 11/16/28 (b)(c)(d)	16,666	16,013
Allied Universal Holdco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.1223% 5/14/28 (b)(c)(d)	39,958	37,275
APX Group, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 5.657% 7/9/28 (b)(c)(d)	21,221	19,932
Aramark Services, Inc.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 4.8723% 4/6/28 (b)(c)(d)	26,696	25,971
Tranche B 3LN, term loan 1 month U.S. LIBOR + 1.750% 4.1223% 3/11/25 (b)(c)(d)	875	849
Tranche B-4 1LN, term loan 1 month U.S. LIBOR + 1.750% 4.1223% 1/15/27 (b)(c)(d)	4,663	4,474
Ascend Learning LLC:
2LN, term loan 1 month U.S. LIBOR + 5.750% 7.4161% 12/10/29 (b)(c)(d)	14,580	12,830
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 5.1661% 12/10/28 (b)(c)(d)	37,193	35,136
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.9444% 6/21/24 (b)(c)(d)	59,826	54,506
Bright Horizons Family Solutions Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 4.63% 11/19/28 (b)(c)(d)(e)	11,701	11,350
Brown Group Holding LLC Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 5.3485% 6/9/29 (b)(c)(d)	5,480	5,358
Cast & Crew Payroll LLC Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.500% 5.8723% 2/7/26 (b)(c)(d)	32,589	31,539
CME Term SOFR 1 Month Index + 3.750% 6.077% 12/30/28 (b)(c)(d)	16,114	15,610
CHG Healthcare Services, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.250% 4.7497% 9/30/28 (b)(c)(d)	7,193	6,965
Congruex Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.750% 7.0116% 5/3/29 (b)(c)(d)	18,290	17,315
CoreLogic, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 5.875% 6/2/28 (b)(c)(d)	39,442	33,082
EAB Global, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 6.3048% 8/16/28 (b)(c)(d)	14,945	14,200
Element Materials Technology Group:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 6/24/29 (c)(d)(g)	7,687	7,380
Tranche DD 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 6/24/29 (c)(d)(g)	3,548	3,406
EmployBridge LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 7.0004% 7/19/28 (b)(c)(d)	31,437	28,404
Ensemble RCM LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.9889% 8/1/26 (b)(c)(d)	11,818	11,527
Filtration Group Corp.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 5.1661% 10/21/28 (b)(c)(d)	14,520	13,943
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.6661% 3/29/25 (b)(c)(d)	10,474	10,231
Finastra U.S.A., Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 8.4889% 6/13/25 (b)(c)(d)	13,700	11,979
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 6.8707% 6/13/24 (b)(c)(d)	37,414	34,868
Flexera Software LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 5.37% 3/3/28 (b)(c)(d)	9,850	9,514
Franchise Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 6.5% 3/10/26 (b)(c)(d)	28,472	26,640
Galaxy U.S. Opco, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 7.077% 4/29/29 (b)(c)(d)	14,405	13,559
Gateway Merger Sub 2021, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.250% 7.8953% 6/30/28 (b)(c)(d)	7,151	6,758
GEMS MENASA Cayman Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.000% 6.5749% 7/30/26 (b)(c)(d)	12,542	12,037
Greeneden U.S. Holdings II LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 6.3723% 12/1/27 (b)(c)(d)	17,425	16,980
Indy U.S. Bidco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.1223% 3/5/28 (b)(c)(d)	8,572	8,063
Ion Trading Finance Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 7.0004% 3/26/28 (b)(c)(d)	33,378	31,959
KNS Acquisitions, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 6.250% 8.5004% 4/21/27 (b)(c)(d)	8,369	7,755
KUEHG Corp.:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 10.5004% 8/22/25 (b)(c)(d)	6,500	6,321
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.0004% 2/21/25 (b)(c)(d)	32,366	31,035
Lakeshore Intermediate LLC 1LN, term loan 1 month U.S. LIBOR + 3.500% 5.2867% 10/1/28 (b)(c)(d)	6,716	6,439
Maverick Purchaser Sub LLC:
Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.750% 6.1223% 1/23/27 (b)(c)(d)	19,188	18,553
CME Term SOFR 1 Month Index + 4.000% 5.1628% 2/16/29 (b)(c)(d)	31,605	30,588
Tranche B 2LN, term loan 1 month U.S. LIBOR + 8.750% 11.0004% 1/31/28 (b)(c)(d)(e)	10,815	10,220
Mckissock Investment Holdings Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 6.0031% 3/10/29 (b)(c)(d)	8,199	7,680
Pilot Travel Centers LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.000% 4.427% 8/4/28 (b)(c)(d)	39,842	38,995
PowerTeam Services LLC:
1LN, term loan 3 month U.S. LIBOR + 3.250% 5.5004% 3/5/25 (b)(c)(d)	1,477	1,171
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 5.7504% 3/6/25 (b)(c)(d)	13,363	10,588
Sabert Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 6.875% 12/10/26 (b)(c)(d)(e)	14,476	14,078
Sabre GLBL, Inc.:
Tranche B-1 1LN, term loan 1 month U.S. LIBOR + 3.500% 5.8723% 12/17/27 (b)(c)(d)	2,160	2,059
Tranche B-2 1LN, term loan 1 month U.S. LIBOR + 3.500% 5.8723% 12/17/27 (b)(c)(d)	3,443	3,282
Signal Parent, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 5.8723% 4/3/28 (b)(c)(d)	19,579	14,551
Sitel Worldwide Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.01% 8/27/28 (b)(c)(d)	12,972	12,631
Sotheby's Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 7.012% 1/15/27 (b)(c)(d)	7,276	7,021
Spin Holdco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 5.6107% 3/4/28 (b)(c)(d)	76,529	70,479
SuperMoose Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.0004% 8/29/25 (b)(c)(d)	8,013	7,100
The GEO Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.38% 3/23/24 (b)(c)(d)	5,381	5,187
Uber Technologies, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.500% 5.0749% 4/4/25 (b)(c)(d)	27,194	26,684
1 month U.S. LIBOR + 3.500% 5.0749% 2/25/27 (b)(c)(d)	6,040	5,914
Vaco Holdings LLC 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 7.2044% 1/21/29 (b)(c)(d)	12,721	12,403
TOTAL SERVICES		1,045,341
Steel - 0.2%
Atkore International, Inc. Tranche B1LN, term loan 1 month U.S. LIBOR + 2.000% 4.3125% 5/26/28 (b)(c)(d)	4,663	4,626
JMC Steel Group, Inc. 1LN, term loan 1 month U.S. LIBOR + 2.000% 4.1846% 1/24/27 (b)(c)(d)	12,668	12,209
Tiger Acquisition LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 5.6223% 6/1/28 (b)(c)(d)	11,439	10,573
TOTAL STEEL		27,408
Super Retail - 3.6%
Academy Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 5.4631% 11/6/27 (b)(c)(d)	15,968	15,369
Ambience Merger Sub, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 6.2771% 7/24/28 (b)(c)(d)	18,435	14,901
Bass Pro Group LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 5.4161% 3/5/28 (b)(c)(d)	330,111	301,223
BJ's Wholesale Club, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 3.9644% 2/3/24 (b)(c)(d)	14,242	14,222
Empire Today LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.000% 5.75% 4/1/28 (b)(c)(d)	15,475	11,944
Harbor Freight Tools U.S.A., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 5.1223% 10/19/27 (b)(c)(d)	34,530	31,913
LBM Acquisition LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 5.4161% 12/18/27 (b)(c)(d)	12,226	10,490
Red Ventures LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 4.8723% 11/8/24 (b)(c)(d)	18,426	17,880
RH:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 4.8723% 10/20/28 (b)(c)(d)	29,596	26,688
Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 5.677% 10/20/28 (b)(c)(d)	11,385	10,351
TOTAL SUPER RETAIL		454,981
Technology - 16.6%
A&V Holdings Midco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.370% 6.8747% 3/10/27 (b)(c)(d)(e)	16,965	16,625
Acuris Finance U.S., Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 6.2044% 2/16/28 (b)(c)(d)	12,320	11,975
Alliance Laundry Systems LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 5.9551% 10/8/27 (b)(c)(d)	11,053	10,702
Anastasia Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.0004% 8/10/25 (b)(c)(d)	37,702	28,806
Applied Systems, Inc. Tranche B, term loan 1 month U.S. LIBOR + 3.000% 5.2504% 9/19/24 (b)(c)(d)	8,980	8,805
Aptean, Inc. 1LN, term loan 1 month U.S. LIBOR + 4.250% 5.9161% 4/23/26 (b)(c)(d)	15,245	14,512
Arches Buyer, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 5.6223% 12/4/27 (b)(c)(d)	21,492	19,703
Athenahealth Group, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 5.6534% 2/15/29 (b)(c)(d)	132,942	126,461
Tranche DD 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 2/15/29 (c)(d)(f)	22,533	21,434
AZZ, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 6.8614% 5/13/29 (b)(c)(d)	23,060	22,464
Camelot Finance SA:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 5.3723% 10/31/26 (b)(c)(d)	32,778	31,904
Tranche B, term loan 1 month U.S. LIBOR + 3.000% 5.3723% 10/31/26 (b)(c)(d)	38,852	37,844
Central Parent, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 6.6095% 7/6/29 (b)(c)(d)	54,970	53,356
Ceridian HCM Holding, Inc. Tranche B, term loan 1 month U.S. LIBOR + 2.500% 4.1661% 4/30/25 (b)(c)(d)	27,516	26,553
CMI Marketing, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 6.5497% 3/23/28 (b)(c)(d)	6,757	6,267
CommScope, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.6223% 4/4/26 (b)(c)(d)	42,298	39,760
ConnectWise LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 5.7504% 9/30/28 (b)(c)(d)	25,771	24,559
Constant Contact, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 6.423% 2/10/28 (b)(c)(d)	9,921	9,283
DCert Buyer, Inc.:
1LN, term loan 3 month U.S. LIBOR + 4.000% 6.3723% 10/16/26 (b)(c)(d)	53,894	52,027
Tranche B 2LN, term loan 1 month U.S. LIBOR + 7.000% 9.3723% 2/19/29 (b)(c)(d)	18,043	16,900
DG Investment Intermediate Holdings, Inc.:
2LN, term loan 1 month U.S. LIBOR + 6.750% 9.1223% 3/31/29 (b)(c)(d)	2,490	2,291
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.1223% 3/31/28 (b)(c)(d)	10,851	10,371
ECL Entertainment LLC 1LN, term loan 1 month U.S. LIBOR + 7.500% 9.7504% 4/30/28 (b)(c)(d)	4,950	4,925
Emerald TopCo, Inc.:
1LN, term loan 1 month U.S. LIBOR + 3.500% 5.8723% 7/25/26 (b)(c)(d)	14,821	13,876
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.1223% 7/25/26 (b)(c)(d)	5,151	4,829
Entegris, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 5.5433% 7/6/29 (b)(c)(d)	58,130	57,306
EP Purchaser LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 5.7504% 10/28/28 (b)(c)(d)	4,010	3,916
Epicor Software Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 4.9161% 7/31/27 (b)(c)(d)	24,674	23,471
EXC Holdings III Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.7504% 12/2/24 (b)(c)(d)	16,424	16,095
Global IID Parent LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 6.7504% 12/16/28 (b)(c)(d)	7,587	7,269
Go Daddy Operating Co. LLC:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.000% 3.6661% 8/10/27 (b)(c)(d)	985	962
Tranche B, term loan 1 month U.S. LIBOR + 1.750% 3.4161% 2/15/24 (b)(c)(d)	18,003	17,777
Hunter U.S. Bidco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 6.5004% 8/19/28 (b)(c)(d)	18,832	18,220
Hyland Software, Inc.:
2LN, term loan 1 month U.S. LIBOR + 6.250% 8.6223% 7/10/25 (b)(c)(d)	1,098	1,062
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 5.8723% 7/1/24 (b)(c)(d)	18,035	17,669
Icon Luxembourg Sarl Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 4.5625% 7/3/28 (b)(c)(d)	71,727	70,344
II-VI, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.4631% 7/1/29 (b)(c)(d)	54,620	53,027
Imprivata, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.750% 5.4161% 12/1/27 (b)(c)(d)	9,875	9,594
CME Term SOFR 1 Month Index + 4.250% 5.7753% 12/1/27 (b)(c)(d)	1,000	974
MA FinanceCo. LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 5.915% 6/5/25 (b)(c)(d)(e)	4,926	4,323
Maxar Technologies, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 6.677% 6/9/29 (b)(c)(d)	5,280	5,049
McAfee Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 5.6985% 3/1/29 (b)(c)(d)	6,560	6,251
MH Sub I LLC:
1LN, term loan 1 month U.S. LIBOR + 3.750% 6.1223% 9/15/24 (b)(c)(d)	38,901	37,718
Tranche B 2LN, term loan 1 month U.S. LIBOR + 6.250% 8.6223% 2/23/29 (b)(c)(d)	14,580	13,790
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.1223% 9/15/24 (b)(c)(d)	34,932	33,884
MKS Instruments, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 4/11/29 (c)(d)(g)	35,070	34,281
Motus Group LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 6.3723% 12/10/28 (b)(c)(d)	11,002	10,301
NAVEX TopCo, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.000% 9.38% 9/4/26 (b)(c)(d)	2,225	2,156
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.63% 9/5/25 (b)(c)(d)	9,289	9,039
NortonLifeLock, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 1/28/29 (c)(d)(g)	93,425	90,856
Osmosis Debt Merger Sub, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 5.436% 7/30/28 (b)(c)(d)	9,565	9,015
Park Place Technologies LLC 1LN, term loan 1 month U.S. LIBOR + 5.000% 7.427% 11/10/27 (b)(c)(d)	23,897	22,598
Peraton Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.1223% 2/1/28 (b)(c)(d)	103,432	100,394
Polaris Newco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 5.6661% 6/2/28 (b)(c)(d)	64,335	61,002
Project Boost Purchaser LLC:
1LN, term loan 3 month U.S. LIBOR + 3.500% 5.8723% 5/30/26 (b)(c)(d)	18,295	17,343
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 5.8723% 5/30/26 (b)(c)(d)	7,707	7,300
Proofpoint, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 4.8249% 8/31/28 (b)(c)(d)	49,974	47,920
Rackspace Technology Global, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 4.16% 2/15/28 (b)(c)(d)	33,388	30,608
RealPage, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 4.6661% 4/22/28 (b)(c)(d)	43,839	42,110
Red Planet Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.1223% 9/30/28 (b)(c)(d)	14,060	11,846
Renaissance Holdings Corp.:
1LN, term loan CME Term SOFR 1 Month Index + 4.000% 6.186% 3/17/29 (b)(c)(d)	3,220	3,131
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.6223% 5/31/25 (b)(c)(d)	24,970	24,065
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 9.3723% 5/31/26 (b)(c)(d)	7,642	7,183
Seattle Spinco, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 6.2534% 3/1/27 (b)(c)(d)(e)	61,948	54,050
Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.750% 5.1223% 6/21/24 (b)(c)(d)(e)	50,034	46,407
Sophia LP:
1LN, term loan CME Term SOFR 1 Month Index + 4.250% 5.7753% 10/7/27 (b)(c)(d)(e)	14,775	14,295
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 5.5004% 10/7/27 (b)(c)(d)	19,617	18,852
Sovos Compliance LLC:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 6.1661% 8/11/28 (b)(c)(d)	10,182	9,910
Tranche DD 1LN, term loan 1 month U.S. LIBOR + 4.500% 6.1523% 8/11/28 (b)(c)(d)	1,767	1,720
SS&C Technologies, Inc.:
Tranche B 3LN, term loan 1 month U.S. LIBOR + 1.750% 4.1223% 4/16/25 (b)(c)(d)	11,770	11,482
Tranche B 4LN, term loan 1 month U.S. LIBOR + 1.750% 4.1223% 4/16/25 (b)(c)(d)	9,555	9,321
Tranche B 5LN, term loan 1 month U.S. LIBOR + 1.750% 4.1223% 4/16/25 (b)(c)(d)	32,862	32,067
Tranche B6 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 4.677% 3/22/29 (b)(c)(d)	7,088	6,890
Tranche B7 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 3.8753% 3/22/29 (b)(c)(d)	10,150	9,867
STG-Fairway Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 5.1223% 1/31/27 (b)(c)(d)	8,146	7,904
Sybil Software LLC. Tranche B 1LN, term loan 1 month U.S. LIBOR + 1.750% 4.0004% 3/22/28 (b)(c)(d)	5,658	5,516
Tempo Acquisition LLC 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.000% 5.327% 8/31/28 (b)(c)(d)	47,331	46,254
TTM Technologies, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.2131% 9/28/24 (b)(c)(d)	11,054	10,972
UKG, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.1223% 5/4/26 (b)(c)(d)	27,617	26,823
Ultimate Software Group, Inc.:
1LN, term loan 1 month U.S. LIBOR + 3.250% 5.5351% 5/3/26 (b)(c)(d)	60,773	58,826
2LN, term loan 1 month U.S. LIBOR + 5.250% 7.5351% 5/3/27 (b)(c)(d)	28,250	26,989
Ust Global, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.009% 11/19/28 (b)(c)(d)	10,507	9,982
Verscend Holding Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 5.6661% 8/27/25 (b)(c)(d)	15,842	15,396
VFH Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 5.201% 1/13/29 (b)(c)(d)	19,210	18,482
Virgin Pulse, Inc.:
2LN, term loan 1 month U.S. LIBOR + 7.250% 9.6223% 4/6/29 (b)(c)(d)	745	618
Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 6.3723% 4/6/28 (b)(c)(d)	14,162	12,274
VM Consolidated, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 6.1253% 3/27/28 (b)(c)(d)	29,593	28,987
VS Buyer LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 4.6661% 2/28/27 (b)(c)(d)	16,495	16,062
Weber-Stephen Products LLC Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.250% 5.6223% 10/30/27 (b)(c)(d)	8,437	6,792
CME Term SOFR 1 Month Index + 4.250% 6.677% 10/30/27 (b)(c)(d)(e)	5,781	4,682
WEX, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 4.6223% 4/1/28 (b)(c)(d)	2,341	2,290
Zelis Payments Buyer, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 5.2131% 9/30/26 (b)(c)(d)	27,409	26,652
TOTAL TECHNOLOGY		2,086,443
Telecommunications - 4.4%
Altice Financing SA Tranche B, term loan:
3 month U.S. LIBOR + 2.750% 5.262% 7/15/25 (b)(c)(d)	10,336	9,873
3 month U.S. LIBOR + 2.750% 5.262% 1/31/26 (b)(c)(d)	24	23
Cablevision Lightpath LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 5.2491% 11/30/27 (b)(c)(d)	5,306	5,091
Cincinnati Bell, Inc. Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 5.677% 11/23/28 (b)(c)(d)	11,104	10,799
Connect U.S. Finco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 5.88% 12/12/26 (b)(c)(d)	11,460	11,013
Consolidated Communications, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 5.875% 10/2/27 (b)(c)(d)	16,633	14,367
Crown Subsea Communications Holding, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 6.4631% 4/27/27 (b)(c)(d)	5,998	5,698
Frontier Communications Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.0625% 5/1/28 (b)(c)(d)	46,479	44,236
GTT Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 8.5% 5/31/25 (b)(c)(d)	17,918	13,878
Intelsat Jackson Holdings SA 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 4.9195% 2/1/29 (b)(c)(d)	142,511	134,546
Level 3 Financing, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 1.750% 4.1223% 3/1/27 (b)(c)(d)	23,259	22,329
Lumen Technologies, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 4.6223% 3/15/27 (b)(c)(d)	28,351	26,964
Northwest Fiber LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 5.906% 4/30/27 (b)(c)(d)	33,113	29,940
Radiate Holdco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 5.6223% 9/25/26 (b)(c)(d)	55,252	52,175
SBA Senior Finance II, LLC Tranche B, term loan 1 month U.S. LIBOR + 1.750% 4.13% 4/11/25 (b)(c)(d)	17,381	16,965
Securus Technologies Holdings Tranche B, term loan:
3 month U.S. LIBOR + 4.500% 6.7504% 11/1/24 (b)(c)(d)	36,185	33,369
3 month U.S. LIBOR + 8.250% 11.0559% 11/1/25 (b)(c)(d)	30,400	26,752
Windstream Services LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 6.250% 8.6223% 9/21/27 (b)(c)(d)	26,027	24,433
Zayo Group Holdings, Inc. 1LN, term loan:
1 month U.S. LIBOR + 3.000% 5.3723% 3/9/27 (b)(c)(d)	58,966	54,356
CME Term SOFR 1 Month Index + 4.250% 6.577% 3/9/27 (b)(c)(d)	21,746	20,518
TOTAL TELECOMMUNICATIONS		557,325
Textiles/Apparel - 1.5%
Birkenstock GmbH & Co. KG Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 5.0981% 4/28/28 (b)(c)(d)	14,544	13,581
Byju's Alpha, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.500% 7.0064% 11/24/26 (b)(c)(d)	34,069	28,405
Canada Goose, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 5.7504% 10/7/27 (b)(c)(d)	1,876	1,809
Crocs, Inc. Tranche B1 LN, term loan CME Term SOFR 1 Month Index + 3.500% 4.4495% 2/17/29 (b)(c)(d)	89,481	84,032
Fanatics Commerce Intermediate Holdco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 6.0559% 11/23/28 (b)(c)(d)	18,343	17,747
Jo-Ann Stores LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 7.5163% 7/7/28 (b)(c)(d)	14,819	9,836
Samsonite IP Holdings SARL Tranche B2 1LN, term loan 1 month U.S. LIBOR + 3.000% 5.3723% 4/25/25 (b)(c)(d)	3,716	3,606
Tory Burch LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 4.6661% 4/14/28 (b)(c)(d)	18,157	16,623
Victoria's Secret & Co. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 4.536% 8/2/28 (b)(c)(d)	9,058	8,515
TOTAL TEXTILES/APPAREL		184,154
Transportation Ex Air/Rail - 0.0%
ASP LS Acquisition Corp. 2LN, term loan 1 month U.S. LIBOR + 7.500% 10.3769% 5/7/29 (b)(c)(d)(e)	2,965	2,491
Utilities - 1.9%
Brookfield WEC Holdings, Inc.:
1LN, term loan CME Term SOFR 1 Month Index + 3.750% 6.0361% 8/1/25 (b)(c)(d)	12,260	11,868
Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 5.1223% 8/1/25 (b)(c)(d)	63,206	60,879
ExGen Renewables IV, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.08% 12/15/27 (b)(c)(d)	3,690	3,605
Granite Generation LLC 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.102% 11/1/26 (b)(c)(d)	9,219	8,443
Limetree Bay Terminals LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 7.0544% 2/15/24 (b)(c)(d)	16,655	11,036
Luxembourg Investment Co. 428 SARL Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 7.0544% 1/3/29 (b)(c)(d)	13,685	12,693
Osmose Utilities Services, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 5.6223% 6/17/28 (b)(c)(d)	14,466	13,423
PG&E Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 5.375% 6/23/25 (b)(c)(d)	25,386	24,474
Pike Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 5.38% 1/21/28 (b)(c)(d)	16,389	15,894
TerraForm Power Operating LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 4.1611% 5/20/29 (b)(c)(d)	7,400	7,275
Vertiv Group Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 4.5367% 3/2/27 (b)(c)(d)	40,942	38,888
Vistra Operations Co. LLC Tranche B 3LN, term loan 1 month U.S. LIBOR + 1.750% 3.5131% 12/31/25 (b)(c)(d)	24,730	24,227
TOTAL UTILITIES		232,705
TOTAL BANK LOAN OBLIGATIONS (Cost $12,002,563)		11,340,399

Nonconvertible Bonds - 3.1%
	Principal Amount (a) (000s)	Value ($) (000s)
Aerospace - 0.2%
TransDigm, Inc.:
6.25% 3/15/26 (h)	22,000	22,106
8% 12/15/25 (h)	1,580	1,637
TOTAL AEROSPACE		23,743
Air Transportation - 0.1%
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. 5.5% 4/20/26 (h)	4,290	4,219
Delta Air Lines, Inc. / SkyMiles IP Ltd. 4.5% 10/20/25 (h)	2,870	2,834
TOTAL AIR TRANSPORTATION		7,053
Automotive & Auto Parts - 0.6%
Rivian Holdco & Rivian LLC & Rivian Automotive LLC 6 month U.S. LIBOR + 5.620% 7.1766% 10/15/26 (b)(c)(h)	77,840	71,807
Broadcasting - 0.0%
Univision Communications, Inc. 6.625% 6/1/27 (h)	4,550	4,561
Building Materials - 0.0%
SRS Distribution, Inc. 4.625% 7/1/28 (h)	660	617
Cable/Satellite TV - 0.1%
Radiate Holdco LLC/Radiate Financial Service Ltd. 4.5% 9/15/26 (h)	9,355	8,648
Chemicals - 0.0%
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc. 5% 12/31/26 (h)	145	124
Containers - 0.1%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 4.125% 8/15/26 (h)	11,245	9,896
Trivium Packaging Finance BV 5.5% 8/15/26 (h)	5,835	5,718
TOTAL CONTAINERS		15,614
Energy - 0.1%
Citgo Petroleum Corp. 7% 6/15/25 (h)	3,960	3,900
New Fortress Energy, Inc. 6.75% 9/15/25 (h)	1,905	1,860
Transocean Poseidon Ltd. 6.875% 2/1/27 (h)	5,841	5,359
TOTAL ENERGY		11,119
Gaming - 0.5%
Affinity Gaming LLC 6.875% 12/15/27 (h)	7,315	6,339
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. 4.625% 1/15/29 (h)	37,830	35,276
Golden Entertainment, Inc. 7.625% 4/15/26 (h)	5,940	5,928
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875% 5/15/25 (h)	7,363	6,846
VICI Properties LP / VICI Note Co.:
3.5% 2/15/25 (h)	1,205	1,139
4.25% 12/1/26 (h)	1,725	1,621
4.625% 12/1/29 (h)	985	938
TOTAL GAMING		58,087
Healthcare - 0.1%
Embecta Corp. 6.75% 2/15/30 (h)	8,365	7,683
Tenet Healthcare Corp. 4.625% 7/15/24	9,470	9,463
TOTAL HEALTHCARE		17,146
Hotels - 0.0%
Marriott Ownership Resorts, Inc. 6.125% 9/15/25 (h)	3,554	3,572
Leisure - 0.1%
Royal Caribbean Cruises Ltd.:
9.125% 6/15/23 (h)	1,050	1,066
10.875% 6/1/23 (h)	5,110	5,225
TOTAL LEISURE		6,291
Paper - 0.0%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC 3.25% 9/1/28 (h)	3,430	3,184
Restaurants - 0.0%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 5.75% 4/15/25 (h)	660	668
CEC Entertainment LLC 6.75% 5/1/26 (h)	4,045	3,782
TOTAL RESTAURANTS		4,450
Services - 0.2%
Adtalem Global Education, Inc. 5.5% 3/1/28 (h)	4,731	4,432
Aramark Services, Inc. 6.375% 5/1/25 (h)	2,535	2,540
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (h)	4,675	4,359
PowerTeam Services LLC 9.033% 12/4/25 (h)	18,825	15,295
Sotheby's 7.375% 10/15/27 (h)	275	265
TOTAL SERVICES		26,891
Super Retail - 0.0%
EG Global Finance PLC 6.75% 2/7/25 (h)	5,500	5,239
Technology - 0.1%
CommScope, Inc. 6% 3/1/26 (h)	5,800	5,638
Maxar Technologies, Inc. 7.75% 6/15/27 (h)	7,895	8,081
TOTAL TECHNOLOGY		13,719
Telecommunications - 0.8%
Altice Financing SA 5.75% 8/15/29 (h)	30,000	26,250
Altice France SA:
5.125% 1/15/29 (h)	8,087	6,875
5.125% 7/15/29 (h)	10,905	9,333
5.5% 1/15/28 (h)	8,480	7,455
Consolidated Communications, Inc. 5% 10/1/28 (h)	410	324
Frontier Communications Holdings LLC:
5% 5/1/28 (h)	4,005	3,764
8.75% 5/15/30 (h)	1,560	1,657
Intelsat Jackson Holdings SA 6.5% 3/15/30 (h)	22,343	20,656
LCPR Senior Secured Financing DAC 5.125% 7/15/29 (h)	810	711
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. 4.75% 4/30/27 (h)	710	617
Windstream Escrow LLC 7.75% 8/15/28 (h)	18,810	16,842
TOTAL TELECOMMUNICATIONS		94,484
Textiles/Apparel - 0.0%
Victoria's Secret & Co. 4.625% 7/15/29 (h)	4,010	3,319
Utilities - 0.1%
Exgen Texas Power LLC 3 month U.S. LIBOR + 6.750% 9.0429% 10/8/26 (b)(c)(e)	8,608	8,608
TOTAL NONCONVERTIBLE BONDS (Cost $413,008)		388,276

Common Stocks - 1.4%
	Shares	Value ($) (000s)
Broadcasting - 0.0%
ION Media Networks, Inc. (e)(i)	2,842	0
Capital Goods - 0.1%
TNT Crane & Rigging LLC (e)(i)	512,868	3,949
TNT Crane & Rigging LLC warrants 10/31/25 (e)(i)	86,957	43
TOTAL CAPITAL GOODS		3,992
Diversified Financial Services - 0.1%
ACNR Holdings, Inc. (e)(i)	115,087	8,804
Lime Tree Bay Ltd. (e)	2,899	98
TOTAL DIVERSIFIED FINANCIAL SERVICES		8,902
Energy - 1.0%
California Resources Corp.	885,119	39,706
California Resources Corp. warrants 10/27/24 (i)	48,025	701
Chesapeake Energy Corp. (j)	628,618	59,197
Chesapeake Energy Corp. (i)(k)	4,049	381
Denbury, Inc. (i)	391,783	28,173
EP Energy Corp. (e)(i)	80,740	765
TOTAL ENERGY		128,923
Entertainment/Film - 0.0%
Cineworld Group PLC warrants 11/23/25 (i)	1,189,800	28
Publishing/Printing - 0.0%
Cenveo Corp. (e)(i)	75,509	2,202
Restaurants - 0.1%
CEC Entertainment, Inc. (e)(i)	542,500	10,850
Super Retail - 0.0%
David's Bridal, Inc. rights (e)(i)	4,171	0
Telecommunications - 0.0%
GTT Communications, Inc. rights (e)(i)	292,649	293
Utilities - 0.1%
TexGen Power LLC (e)(i)	524,336	14,367
TOTAL COMMON STOCKS (Cost $89,091)		169,557

Nonconvertible Preferred Stocks - 0.2%
	Shares	Value ($) (000s)
Diversified Financial Services - 0.2%
ACNR Holdings, Inc. (e)(i) (Cost $8,235)	65,882	30,306

Preferred Securities - 0.2%
	Principal Amount (a) (000s)	Value ($) (000s)
Banks & Thrifts - 0.2%
Bank of America Corp.:
5.125% (b)(l)	12,964	12,560
5.2% (b)(l)	2,165	2,075
JPMorgan Chase & Co.:
3 month U.S. LIBOR + 3.320% 5.5971% (b)(c)(l)	6,445	6,394
3 month U.S. LIBOR + 3.470% 6.2759% (b)(c)(l)	6,355	6,316

TOTAL PREFERRED SECURITIES (Cost $26,231)		27,345

Other - 0.3%
	Shares	Value ($) (000s)
Other - 0.3%
Fidelity Direct Lending Fund, LP (k)(m) (Cost $34,498)	3,450,287	34,227

Money Market Funds - 5.6%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 2.01% (n)	654,910,771	655,042
Fidelity Securities Lending Cash Central Fund 2.01% (n)(o)	52,969,428	52,975
TOTAL MONEY MARKET FUNDS (Cost $707,992)		708,017

TOTAL INVESTMENT IN SECURITIES - 100.9% (Cost $13,281,618)	12,698,127
NET OTHER ASSETS (LIABILITIES) - (0.9)%	(111,313)
NET ASSETS - 100.0%	12,586,814

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(e)	Level 3 security
(f)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $29,770,000 and $28,070,000, respectively.

(g)	The coupon rate will be determined upon settlement of the loan after period end.
(h)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $370,205,000 or 2.9% of net assets.

(i)	Non-income producing
(j)	Security or a portion of the security is on loan at period end.
(k)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $34,608,000 or 0.3% of net assets.

(l)	Security is perpetual in nature with no stated maturity date.
(m)	Affiliated Fund
(n)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(o)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Chesapeake Energy Corp.	2/10/21	38
Fidelity Direct Lending Fund, LP	12/09/21 - 7/29/22	34,498

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.01%	1,222,413	2,717,766	3,285,137	3,946	-	-	655,042	1.3%
Fidelity Securities Lending Cash Central Fund 2.01%	-	117,181	64,206	17	-	-	52,975	0.1%
Total	1,222,413	2,834,947	3,349,343	3,963	-	-	708,017

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Direct Lending Fund, LP	-	34,498	-	1,087	-	(271)	34,227
	-	34,498	-	1,087	-	(271)	34,227

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Bank Loan Obligations, Nonconvertible Bonds and Preferred Securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Fidelity Direct Lending Fund, LP is valued using NAV as a practical expedient in accordance with the specialized accounting guidance for investment companies.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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